NET INCOME PER SHARE (TABLES)	12 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net income per share for years indicated:
	Year ended March 31,
	2012	2013	2014
	$	$	$

Net income attributable to Highway Holdings
Limited's shareholders, basic and diluted	184	448	596

Shares:
Weighted average common shares used in
computing basic net income per share	3,777,850	3,778,825	3,778,825

Effect of dilutive securities:
Weighted average shares from assumed exercise
of stock options and issuance of common shares	10,452	2,482	9,779

Weighted average common shares used in
computing diluted net income per share	3,788,302	3,781,307	3,788,604

Net income per share, basic	0.05	0.12	0.16

Net income per share, diluted	0.05	0.12	0.16